Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reportable Segments [Line Items]
Refined Product	$ 8,291	$ 9,032	$ 7,312
Market Optimization	2,222	2,151	2,540
Corporate and Eliminations	(689)	(724)	(455)
Revenue	20,181	20,844	17,043
Upstream
Disclosure Of Reportable Segments [Line Items]
Crude Oil	9,790	9,662	7,184
Natural Gas	300	321	235
NGLs	202	333	184
Other	$ 65	$ 69	$ 43